General And Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of general and administrative expenses

	2021	2020	2019
Share-based compensation expense	3,927	358	141
Employee-related cost	3,686	1,600	924
Depreciation and amortization	2,607	1,273	947
Professional services	681	212	35
Insurance	286	—	—
Other general and administrative expenses	979	286	343

	12,166	3,729	2,390